Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrant Granted

Pursuant to the Financing Agreement, SK L-43, LLC was issued warrants to purchase shares of the Company’s common stock as additional consideration, as follows:

Advance Date	Advance Amount	Warrant A (Number of Warrant Shares)	Warrant A Exercise Price	Warrant B (Number of Warrant Shares)	Warrant B Exercise Price	Warrant C (Number of Warrant Shares)	Warrant C Exercise Price

November 02, 2016	$125,000.00	4,166,667	$0.03	4,166,667	$0.06	4,166,667	$0.06
November 21, 2016	$267,000.00	8,900,000	$0.03	8,900,000	$0.06	8,900,000	$0.06
December 02, 2016	$267,000.00	8,900,000	$0.03	8,900,000	$0.06	8,900,000	$0.06
December 19, 2016	$266,000.00	8,866,667	$0.03	8,866,667	$0.06	8,866,667	$0.06
Total	$925,000.00	30,833,334		30,833,334		30,833,334

Summary of Information About Common Stock Warrants Outstanding

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2017.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.03 - $0.24	151,284,792	1.9 years	$0.03	151,284,792	$0.03

Schedule of Fair Value of Each Warrant Grant is Estimated On Date of Grant

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31, 2017	December 31, 2016

Average risk-free interest rates	1.37%	1.13
Average expected life (in years)	2.58	2.40
Volatility	221%	238

Schedule of Common Stock Warrant Activity

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2015	13,400,000	$0.050
Warrants expired	(3,200,000)	(0.065)
Warrants granted	101,500,002	0.046
Warrants exercised	(9,000,000)	(0.005)

Balance, December 31, 2016	102,700,002	0.050
Warrants expired	(200,000)	(0.180)
Warrants granted	52,784,790	0.085
Warrants exercised	(4,000,000)	(0.040)

Balance, December 31, 2017	151,284,792	$0.030

Exercisable, December 31, 2017	151,284,792	$0.030